Summary of Significant Accounting Policies - Summary of Recurring Fair Values Measurements Categorized within Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Beginning Balance	$ 1,514	$ 1,514
Net addition/(disposal) of financial assets	(1,069)		$ 1,514
Issuance of convertible promissory notes		500	5,426
Change in fair value of convertible promissory notes			(626)
Settlement of conversion option of convertible promissory notes upon exercise		(500)	(4,800)
Ending Balance	$ 445	$ 1,514	$ 1,514